Other financial assets - Maturity (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other financial assets
Other financial assets	$ 2,725,871	$ 2,934,734
Up to 1 year
Other financial assets
Other financial assets	1,162,127	1,627,150
1 - 2 years
Other financial assets
Other financial assets	673,169	434,372
2 - 5 years
Other financial assets
Other financial assets	452,417	786,760
> 5 years
Other financial assets
Other financial assets	$ 438,158	$ 86,452